Note 4 - Acquisitions - Assets Acquired and Liabilities Assumed (Details) (Parentheticals) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Acquisitions 2022 [Member]
Cash acquired	$ 8,318